Victory Pioneer Global Equity Fund Expense Example, No Redemption - Victory Pioneer Global Equity Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,010
Expense Example, No Redemption, 10 Years	$ 2,201